Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Reconciliation of Assets from Segment to Consolidated (Table)

	December 31, 2022	December 31, 2021

	(in millions)
Assets:
Retirement and Income Solutions	$202,518.1	$220,777.3
U.S. Insurance Solutions	39,907.5	32,344.7
Corporate	788.6	2,226.3
Total consolidated assets	$243,214.2	$255,348.3

Reconciliation of Operating Revenues and Pre-tax Operating Earnings (Losses) by Segment (Table)

(3)	Pre-tax net realized capital gains (losses), as adjusted, is derived as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$(1.2)	$(18.5)	$105.6
Derivative and hedging-related revenue adjustments	(41.7)	(119.4)	(119.3)
Market value adjustments to fee revenues	0.7	(0.6)	(1.6)
Recognition of front-end fee revenue	(4.7)	(2.9)	11.4
Net realized capital losses, net of related revenue adjustments	(46.9)	(141.4)	(3.9)
Amortization of deferred acquisition costs and other actuarial balances	2.5	11.1	(26.8)
Capital (gains) losses distributed	0.5	(0.5)	(0.1)
Market value adjustments of embedded derivatives	(44.1)	79.8	(55.0)
Pre-tax net realized capital losses, as adjusted (a)	$(88.0)	$(51.0)	$(85.8)
(a)	As adjusted before noncontrolling interest capital gains (losses).

Revenues from exited business (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Revenues from exited business:
Change in fair value of funds withheld embedded derivative	$3,652.8	$—	$—
Net realized capital gains on funds withheld assets	749.4	—	—
Strategic review costs and impacts	32.4	—	—
Amortization of reinsurance gain	12.6	—	—
Total revenues from exited business	$4,447.2	$—	$—

Pre-tax income (loss) from exited business (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Pre-tax income from exited business:
Change in fair value of funds withheld embedded derivative	$3,652.8	$—	$—
Net realized capital gains on funds withheld assets	749.4	—	—
Strategic review costs and impacts	(57.1)	—	—
Amortization of reinsurance loss	(82.5)	—	—
Impacts to actuarial balances of reinsured business	34.5	—	—
Total pre-tax income from exited business	$4,297.1	$—	$—

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Income tax expense (benefit) by segment:
Retirement and Income Solutions	$138.8	$170.4	$133.3
U.S. Insurance Solutions	100.7	90.5	46.3
Corporate	(8.2)	(14.3)	(6.3)
Total segment income taxes from operating earnings	231.3	246.6	173.3
Tax benefit related to net realized capital losses, as adjusted	(21.7)	(13.5)	(13.2)
Tax expense related to exited business (1)	908.0	—	—
Certain adjustments related to equity method investments	—	0.1	—
Total income taxes per consolidated statements of operations	$1,117.6	$233.2	$160.1
(1)	Income tax expense related to exited business is derived as follows:

Income tax expense related to exited business
Reconciliation of Depreciation and Amortization Expense from Segments to Consolidated (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Depreciation and amortization expense by segment:
Retirement and Income Solutions	$58.0	$53.0	$38.8
U.S. Insurance Solutions	18.9	19.3	20.2
Corporate	5.2	9.8	4.4
Total segment depreciation and amortization expense included in pre-tax operating earnings	82.1	82.1	63.4
Depreciation and amortization expense related to exited business	26.9	—	—
Total depreciation and amortization expense included in our consolidated statements of operations	$109.0	$82.1	$63.4